UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.7%
Alabama 1.2%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	158,487	159,089
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded, 5.0%, 2/1/2041 (a)	8,000,000	8,713,280

		8,872,369
Alaska 0.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	3,150,000	3,273,039
Arizona 2.3%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,152,040
Series D, 5.5%, 1/1/2019	5,000,000	5,575,700
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (a)	150,000	153,466
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012 (a)	1,000,000	1,086,900
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.375%, 10/1/2013	2,625,000	2,783,104
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	40,000	40,869
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,030,000	806,717
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,832,608
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	260,000	273,582

		16,704,986
California 5.8%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.26% ***, 7/1/2020, JPMorgan Chase Bank (a) (b)	1,890,000	1,890,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,914,450
California, State General Obligation:
5.0%, 10/1/2017	5,435,000	6,170,682
5.25%, 4/1/2022	1,615,000	1,774,610
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,842,335
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	435,000	451,352
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	254,032
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	250,000	255,275
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,110
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 2.0%, 6/30/2011	7,000,000	7,086,660
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	70,000	69,884
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	515,000	542,882
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,634,926
Series C, 5.0%, 5/1/2020	2,000,000	2,278,780
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,505,220
Southern California, Metropolitan Water District, Waterworks Revenue, Series A-1, 0.27% ***, 7/1/2037	9,975,000	9,975,000

		42,656,198
Colorado 1.2%
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,985
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, Mandatory Put 11/10/2010 @ 100, 9/1/2036	1,610,000	1,624,587
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	20,000	20,277
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Class III, Series B-4, AMT, 5.0%, 5/1/2032 (a)	360,000	365,098
Douglas County, CO, School District No. 1, Douglas & Elbert Counties, Prerefunded, 5.0%, 12/15/2012 (a)	5,320,000	5,666,811
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	200,000	206,220
Pueblo County, CO, Certificates of Participation, ETM, 6.25%, 12/1/2010	250,000	253,252

		8,502,230
Connecticut 1.7%
Connecticut, State Economic Recovery, Series A, 5.0%, 1/1/2012	6,000,000	6,392,460
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 3.0%, 12/1/2011	6,000,000	6,199,320

		12,591,780
Delaware 0.2%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	1,085,000	1,181,012
District of Columbia 0.4%
District of Columbia, Bond Anticipation Notes, Pilot-Arthur Revenue, 4.0%, 12/1/2012	2,895,000	3,033,092
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	100,000	100,758

		3,133,850
Florida 8.7%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	104,000	115,905
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012 (a)	6,000,000	6,035,820
Florida, Citizens Property Insurance Corp., High Risk Senior Secured Notes, Series A2, 2.0%, 4/21/2011	3,705,000	3,729,008
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,335,000	1,449,690
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2011 (a)	9,720,000	10,038,427
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,897,613
Florida, State Board of Public Education, Capital Outlay:
Series 2008-C, 4.0%, 6/1/2012	3,985,000	4,244,264
Series B, 5.5%, 6/1/2013	3,000,000	3,150,120
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,769,772
Florida, State Department Environmental Protection Preservation Revenue, Florida Forever, Series A, 5.0%, 7/1/2011 (a)	1,250,000	1,300,113
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.25% ***, 7/1/2023, Wells Fargo Bank NA (a) (b)	2,400,000	2,400,000
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,330,673
Lee County, FL, Airport Revenue, Series A, AMT, 5.0%, 10/1/2012 (a)	1,500,000	1,594,770
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018 (a)	4,000,000	4,315,400
Orlando & Orange County, FL, Expressway Authority Revenue, Series C-3, 0.29% ***, 7/1/2025 (a)	5,660,000	5,660,000
Orlando, FL, Utilities Commission Systems Revenue, Series C, 3.0%, 10/1/2011	880,000	906,189
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,628,550
Tampa, FL, Solid Waste Systems Revenue:
AMT, 3.0%, 10/1/2011 (c)	1,000,000	1,011,280
AMT, 5.0%, 10/1/2019 (a) (c)	5,000,000	5,283,200

		63,860,794
Georgia 2.6%
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,635,000	2,711,125
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Healthcare, Series A, 5.0%, 2/15/2018	2,000,000	2,147,920
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.0%, 9/15/2010	2,000,000	2,008,760
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013 (a)	415,000	443,149
Georgia, State General Obligation, Series G, 4.0%, 11/1/2011	5,000,000	5,235,350
Gwinnett County, GA, Water & Sewer Authority Revenue, Series A, 3.0%, 8/1/2011	1,605,000	1,649,426
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, Mandatory Put 4/1/2011 @ 100, 7/1/2025	2,640,000	2,704,258
Muscogee County, GA, School District, 3.0%, 12/1/2011	1,950,000	2,018,738

		18,918,726
Hawaii 1.0%
Hawaii, State Airports Systems Revenue, Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,972,951
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,326,760
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	875,000	895,886

		7,195,597
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	70,000	71,879
Class III, AMT, 5.1%, 7/1/2023	165,000	167,089
Class III, AMT, 5.15%, 7/1/2023	375,000	385,466
Class III, AMT, 5.4%, 7/1/2021	85,000	87,570
Series G-2, AMT, 5.75%, 1/1/2014	10,000	10,340
Series H-2, AMT, 5.85%, 1/1/2014	40,000	41,433
Class III, AMT, 5.95%, 7/1/2019	405,000	425,250
Series E, AMT, 5.95%, 7/1/2020	45,000	47,250

		1,236,277
Illinois 4.3%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018 (a)	1,830,000	1,972,575
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015 (a)	4,500,000	5,000,715
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,093,060
Chicago, IL, Public Building Commission Revenue, Chicago Transit Authority, ETM, 5.0%, 3/1/2012 (a)	250,000	268,570
Du Page County, IL, Forest Preserve District, 3.0%, 11/1/2010	1,250,000	1,258,050
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	890,000	900,271
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,913,300
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	665,000	666,549
Illinois, State Building, Series B, 5.0%, 6/15/2011	955,000	990,937
Illinois, State General Obligation, 5.0%, 1/1/2019	3,000,000	3,267,390
Lake County, IL, Forest Preserve District, Series A, 0.84% **, 12/15/2020	5,000,000	4,312,750
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,209,504
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	640,000	659,469

		31,513,140
Indiana 2.2%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, Prerefunded, 5.25%, 8/1/2019	4,000,000	4,040,560
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,216,660
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,993,698
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,092,600
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016 (a)	5,000,000	5,657,650
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	180,000	189,088

		16,190,256
Kansas 1.2%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.22% ***, 9/1/2022	5,000,000	5,000,000
Series C-3, 0.22% ***, 9/1/2023	3,000,000	3,000,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	340,000	351,767
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III A, 3.0%, 11/15/2011	500,000	512,145

		8,863,912
Kentucky 0.3%
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, Mandatory Put 11/10/2010 @ 100, 5/1/2034	1,000,000	1,008,210
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,475,000	1,517,923

		2,526,133
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,593,555
Maine 0.3%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	275,000	275,347
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	1,530,000	1,597,427

		1,872,774
Maryland 2.3%
Maryland, State & Local Facilities Loan, Capital Improvement:
Series A, 5.0%, 3/1/2012	1,000,000	1,075,290
Series A, 5.5%, 8/1/2011	2,670,000	2,811,564
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,510,000	1,633,382
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,975,250
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,393,200
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	165,000	168,244
Series A, AMT, 5.6%, 12/1/2034	60,000	61,892
Series A, AMT, 7.0%, 8/1/2033	70,000	72,639
Series A, AMT, 7.4%, 8/1/2032	20,000	20,603

		17,212,064
Massachusetts 2.6%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.28% ***, 3/1/2030	8,000,000	8,000,000
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.0%, 7/1/2011 (a)	1,000,000	1,033,880
Massachusetts, State General Obligation, Series A, 0.25% ***, 9/1/2016	5,755,000	5,755,000
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a)	4,500,000	4,517,595

		19,306,475
Michigan 3.2%
Detroit, MI, Sewer Disposal Revenue, Series D, 0.957% **, 7/1/2032 (a)	4,095,000	2,857,204
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	65,000	69,491
Michigan, Municipal Bond Authority Revenue, Clean Water Revolving, 4.0%, 10/1/2011	3,285,000	3,427,372
Michigan, Municipal Bond Authority Revenue, School Loan, Series A, 5.25%, 6/1/2011	4,175,000	4,341,040
Michigan, Municipal Bond Authority Revenue, State Aid Revenue Notes, Series B, 5.0%, 3/21/2011	6,000,000	6,006,840
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2010	275,000	276,317
Michigan, State General Obligation, Series A, 2.0%, 9/30/2010	2,500,000	2,506,275
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,321,540
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	400,000	400,840

		23,206,919
Minnesota 0.8%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	450,000	457,200
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Series B, AMT, 5.0%, 1/1/2012	1,500,000	1,579,755
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	990,000	1,038,451
Rochester, MN, Electric Utility Revenue:
Prerefunded, 5.25%, 12/1/2024 (a)	2,000,000	2,033,320
Prerefunded, 5.25%, 12/1/2030 (a)	1,000,000	1,016,660

		6,125,386
Mississippi 1.8%
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.0%, Mandatory Put 9/1/2010 @ 100, 3/1/2029	7,000,000	7,001,470
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,100,748
Mississippi, Development Bank Special Obligation, DeSoto County Highway, Series A, 3.0%, 1/1/2012	1,250,000	1,294,325
Mississippi, Home Corp., Single Family Mortgage Revenue, Class 7, Series A, AMT, 6.3%, 6/1/2031	485,000	510,623

		12,907,166
Missouri 1.9%
Florissant, MO, Industrial Development Authority, Mortgage Revenue, Desmet RHF Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	2,415,000	2,470,255
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	687,302
Missouri, Housing Development Community, Single Family Mortgage:
Series C, 6.55%, 9/1/2028	45,000	46,412
AMT, 7.45%, 9/1/2031	85,000	88,341
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,352,250
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,440,000	1,557,778
Series C, AMT, 5.6%, 9/1/2035	1,570,000	1,693,983
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	665,000	727,104
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,335,000	1,337,109

		13,960,534
Nebraska 0.2%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT, 5.25%, 3/15/2014, US Bank NA (b)	1,320,000	1,320,964
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	1,930,000	2,054,659
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013 (a)	4,700,000	5,302,587
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017 (a)	4,585,000	4,980,685
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	250,000	252,145
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,624
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	160,000	164,597
Nevada, State Capital Cultural Improvement, Series B, 5.0%, 5/1/2011	1,000,000	1,035,360
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,058,176

		14,878,833
New Jersey 1.9%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT, 5.0%, 11/1/2010	135,000	135,414
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	677,051	683,382
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, ETM, 5.0%, 3/1/2012	2,375,000	2,551,961
Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029 (a)	5,000,000	5,589,000
New Jersey, State Transportation Trust Fund Authority, Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,210,550

		14,170,307
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	78,700	79,318
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	1,155,000	1,277,026

		1,356,344
New York 3.2%
New York, State Local Government Assistance Corp., Series 8V, 0.24% ***, 4/1/2019	6,000,000	6,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,073,480
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,666,905
Series C-1, 5.25%, 6/1/2013	3,615,000	3,627,182
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation, Series-2008-BB-4, 0.2% ***, 6/15/2033	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,351,695
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	652,363

		23,371,625
North Carolina 2.3%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,848,450
North Carolina, East Carolina University Revenue:
Series A, 4.0%, 10/1/2011	1,120,000	1,166,446
Series A, 4.0%, 10/1/2012	610,000	654,701
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,673,025
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	2,065,000	2,214,506
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,756,500
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,659,145
North Carolina, State Public Improvement, Series A, 5.5%, 3/1/2011	1,000,000	1,030,900

		17,003,673
Ohio 6.7%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.25% ***, 6/1/2034, JPMorgan Chase & Co. (b)	10,000,000	10,000,000
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011	60,000	61,125
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,673,790
Columbus, OH, General Obligation, Series A, 5.0%, 6/15/2011	1,710,000	1,781,204
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, Series A, AMT, 5.65%, 4/20/2013	130,000	133,289
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	45,508
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,135,000	1,174,907
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,081,950
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,500,492
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,302,908
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,950,850
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,807,950
Ohio, State Higher Educational Facility Revenue, Case Western Reserve University, Series B-2, 0.27% ***, 12/1/2044, Bank of America NA (b)	2,150,000	2,150,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,045,000	1,138,475
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	134,430
Prerefunded, 5.375%, 12/1/2016	1,925,000	2,103,063
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.5%, Mandatory Put 12/1/2010 @ 100, 6/1/2013	2,000,000	2,001,020

		49,040,961
Oklahoma 0.0%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010 *	30,000	450
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, Series A, 5.2%, 12/1/2013	270,000	272,965

		273,415
Oregon 1.8%
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	625,000	673,525
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030 (c)	5,000,000	5,272,250
Oregon, State Veterans Welfare, Series B, 0.28% ***, 12/1/2045	7,000,000	7,000,000

		12,945,775
Pennsylvania 3.4%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,115,000	1,135,170
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	810,000	810,381
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,530,000	1,534,712
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	1,265,000	1,269,769
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,360,800
5.0%, 7/1/2013	7,500,000	8,454,750
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018 (a)	4,650,000	4,937,370
Pennsylvania, TJUH System Project, 6.0%, 1/1/2011 (d)	126,689	126,993
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	140,000	141,670
Series C, 4.7%, 7/1/2013	130,000	131,551
Series E, 4.7%, 7/1/2013	160,000	161,909
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	610,000	620,785
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (b)	175,000	175,483

		24,861,343
Puerto Rico 3.4%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2010	3,250,000	3,292,348
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (a)	5,000,000	5,422,250
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.0%, 7/1/2011	930,000	959,518
Series A, 5.25%, 7/1/2012 (a)	3,790,000	4,024,449
Series A, 5.5%, 7/1/2012 (a)	2,000,000	2,133,080
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.5%, 7/1/2021	1,495,000	1,633,153
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, Mandatory Put 8/1/2011 @ 100, 8/1/2039	7,000,000	7,334,600

		24,799,398
South Carolina 0.8%
Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks & Sewer Systems Revenue, Series B, 4.0%, 3/1/2012	745,000	787,651
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance:
3.0%, 8/1/2010	1,000,000	1,000,030
5.0%, 8/1/2015	500,000	539,335
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,865,330

		6,192,346
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	470,000	477,783
Tennessee 0.6%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,408,861
Rutherford County, TN, Capital Outlay Notes, 4.0%, 4/1/2012	1,000,000	1,053,040
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,980,000	2,113,214

		4,575,115
Texas 9.7%
Dallas, TX, General Obligation, Series A, 5.0%, 2/15/2012	1,700,000	1,822,944
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,589,260
5.0%, 10/1/2021	2,000,000	2,366,180
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,985,989
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 0.34% ***, 6/1/2027 (a)	5,000,000	5,000,000
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	722,937
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @ 100, 5/15/2034 (a)	1,630,000	1,682,421
North Texas, Tollway Authority Revenue:
Series E-2, 5.25%, Mandatory Put 1/1/2012 @ 100, 1/1/2038	5,000,000	5,256,500
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,195,460
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,480,840
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,825,478
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,644,751
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	450,000	460,242
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	375,000	384,664
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.0%, 11/1/2016	4,000,000	4,574,880
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	4,046,770
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	65,000	67,812
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.06% **, 9/15/2017	7,000,000	6,546,050
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2011	2,000,000	2,063,560
Texas, State Water Financial Assistance, Series E, 4.0%, 8/1/2011	500,000	518,705
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,548,093
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,838,271
5.0%, 12/15/2017	1,270,000	1,457,706
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,153,510

		71,233,023
Utah 1.3%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	230,000	240,389
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,525,600
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	5,000	5,062
Series A-2, Class II, AMT, 5.4%, 7/1/2016	40,000	40,893
Series C, Class III, AMT, 6.25%, 7/1/2014	25,000	25,539
Utah, Jordan School District, School Bond Guaranty Program, 4.0%, 6/15/2011	1,155,000	1,193,092
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	555,000	562,881
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,075,000	1,098,822
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	500,000	500,400

		9,192,678
Vermont 0.1%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	710,000	717,334
Virgin Islands 0.4%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2011	1,645,000	1,712,050
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2011	1,000,000	1,023,200

		2,735,250
Virginia 3.7%
Hampton, VA, Public Improvement, Series A, 4.0%, 1/15/2012	500,000	527,210
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023	2,500,000	2,513,950
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,519,260
Virginia, College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program:
Series B, 3.0%, 9/1/2011	6,885,000	7,091,619
Series A, 5.0%, 9/1/2011	2,555,000	2,686,889
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,554,956
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017 (a)	4,320,000	4,839,005
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,556

		27,009,445
Washington 5.5%
King County, WA, Limited Tax, Series D, 4.0%, 12/1/2011	1,535,000	1,611,259
King County, WA, School District No. 410, Snoqualmie Valley, Series A, 5.0%, 12/1/2015 (a)	6,180,000	6,915,853
Pierce County, WA, Peninsula School District No. 401, 5.0%, 12/1/2015 (a)	5,000,000	5,540,200
Pierce County, WA, School District No. 400, Clover Park, 5.0%, 12/1/2010 (a)	1,000,000	1,015,850
Seattle, WA, Drain & Wastewater Revenue, Series B, 2.0%, 11/1/2010	3,695,000	3,711,627
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016 (a)	1,805,000	1,887,290
Washington, Energy Northwest Electric Revenue, Columbia Generating Station:
Series A, 5.0%, 7/1/2013 (a)	1,000,000	1,048,650
Series A, 5.5%, 7/1/2017 (a)	10,000,000	10,531,300
Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,801,945
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,991,750

		40,055,724
West Virginia 1.2%
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.45% ***, 7/1/2017, Dexia Credit Local (b)	9,000,000	9,000,000
Wisconsin 1.4%
Sun Prairie, WI, School District, 3.0%, 3/1/2011	500,000	507,870
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.24% ***, 4/1/2032, US Bank NA (b)	4,870,000	4,870,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	1,885,000	1,965,131
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,193,050
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,113,900

		10,649,951

Total Municipal Bonds and Notes (Cost $694,890,084)		709,266,459

	Shares	Value ($)

Open-End Investment Companies 3.1%
BlackRock MuniCash, 0.19% ****	21,536,517	21,536,517
BlackRock MuniFund, 0.14% ****	1,419,323	1,419,323

Total Open-End Investment Companies (Cost $22,955,840)		22,955,840

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $717,845,924) †	99.8	732,222,299
Other Assets and Liabilities, Net	0.2	1,642,439

Net Assets	100.0	733,864,738

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A	8.6%	7/1/2010	30,000	30,000	450

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
**
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2010.

****	Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $717,850,083.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $14,372,216.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,071,884 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,699,668.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	3.0
American Capital Assurance	0.2
Assured Guaranty Municipal Corp.	12.0
Financial Guaranty Insurance Co.	2.3
National Public Finance Guarantee Corp.	7.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)	Security incorporates a letter of credit from the bank listed.
(c)	When-issued security.
(d)	Taxable issue.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(e)	$—	$709,266,459	$—	$709,266,459
Open-End Investment Companies	22,955,840	—	—	22,955,840
Total	$22,955,840	$709,266,459	$—	$732,222,299

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010